OTHER ACCOUNTS ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure of other accounts receivable [Abstract]
OTHER ACCOUNTS ASSETS [Text Block]
NOTE 6 -	OTHER ACCOUNTS ASSETS

	December 31,
	2024	2023

Prepaid expenses	$191	$210
Advances to suppliers	2,352	936
Government authorities	1,450	1,899
Former non-independent director (see Note 24A below)	839	839
Shareholders (see Note 24A below)	134	-
Loans receivables (*)	177	-
Other receivables	276	941

	$5,419	$4,825

(*)
On November 29, 2022, IMC Holdings signed on a convertible loan agreement with Telecana Ltd. (“Telecana”), a pharmacy for sell of medical Cannabis under which IMC Holdings granted a loan amounted to NIS 1,545 (approximately $611) which shall be converted into 1,040 shares which represents 51% of the total equity of Telecana on a diluted basis, upon the earlier of (i) Telecana will receive the permit for sell of medical Cannabis from the Israeli Ministry of Health, (ii) IMC Holdings' sole decision for conversion. As of December 31, 2023, IMC Holdings didn’t start the regulatory process of receiving the Israeli Ministry of Health approval for the conversion. Consequently, during the year ended December 31, 2023, IMC Holdings recognized a revaluation loss of $611 from remeasurement of the loan.

On March 20, 2023, the Company also granted a loan of NIS 100,000 (approximately $39) which bears an annual interest of 4%. The loan shall be paid from the available funds of Telecana subject to written notice given by the Company but not before the maturity of the above convertible loan. Consequently, during the year ended December 31, 2023, IMC Holdings recognized a revaluation loss of $39 from remeasurement of the loan.

In January 2025, IMC Holdings entered into agreement with third party under which the rights (51%) in Telecana have been sold for total consideration of NIS 350 thousand (approximately $138). In February 2025, Telecana repaid a principal loan granted in previous year to IMC Holdings in total amount of NIS 70 thousand (approximately $28) out of NIS 100 thousand (approximately $39) to be paid (see also Notes 26A and 26B below).

Consequently, during the year ended December 31, 2024, IMC Holdings recognized a revaluation income of $177 from remeasurement of the above loans.